Note 16 - Interest Rate Risk Position - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] $ in Thousands	Jul. 31, 2025 CAD ($) mo	Oct. 31, 2024 CAD ($) mo
Increase 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ 6,244	$ 5,223
Duration difference between assets and liabilities (months) (Month) | mo	(1.7)	(1.6)
Decrease 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ (6,481)	$ (5,430)